Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 11: Accounts Payable and Accrued Liabilities

The carrying values of accounts payable and accrued liabilities were as follows:

	December 31,
	2015	2014
	(In thousands)
Accounts payable	$223,514	$272,439
Current deferred revenue	101,460	45,139
Wages, severance and related taxes	86,389	70,256
Accrued rebates	29,997	31,506
Employee benefits	27,482	25,158
Accrued interest	25,188	26,741
Other (individual items less than 5% of total current liabilities)	52,733	49,272

Accounts payable and accrued liabilities	$546,763	$520,511

The majority of our accounts payable balance is due to trade creditors. Our accounts payable balance as of December 31, 2015 and 2014 included $11.8 million and $14.7 million, respectively, of amounts due to banks under a commercial acceptance draft program. All accounts payable outstanding under the commercial acceptance draft program are expected to be settled within one year.

See further discussion of the accrued severance balance in Note 12 below.